COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Balance at beginning of year	$ 5,839	$ 2,362	$ 1,890
Additions	3,085	3,471	420
Written off	(122)	0	0
Translation adjustment	48	6	52
Balance at the end of the year	$ 8,850	$ 5,839	$ 2,362